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                                   AMERITOR

                                   SECURITY
                                     TRUST


                                  SEMI-ANNUAL
                                    REPORT

                               December 31, 1999



                        An Ameritor NO-LOAD Mutual Fund





                        AMERITOR FINANCIAL CORPORATION


                                   Ameritor
                                    Financial
                                     Corporation

                                      Investment Adviser
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Dear Shareholder:

This past year has seen changes in the membership of the Board of Trustees and the Management of the Ameritor Family of Funds. Richard Ellison, Carole Kinney and I have been elected to the Board of Trustees and Dr. Max Katcher, a Trustee and President of the Funds, has chosen to retire after 26 years of faithful service to the Corporation. At the February 2nd meeting of the Board of Trustees, I was elected as the new President of the Ameritor Family of Funds.

With these changes has come a reexamination of the policies and role of the Board of Trustees with regard to management and administration of the funds. First and foremost, the Board of Trustees has pledged to be more proactive with respect to overseeing the management of the Funds. Second, the Board is committed to an identified course of action designed to improve the return on shareholder investment.

We are pleased to announce that the Ameritor Security Trust appreciated 23.70%(/1/) this fiscal year to date. The Board of Trustees is evaluating action it can take to help maintain good performance by (1) making changes in portfolio management and (2) and taking steps to reduce operating costs.

The Board of Trustees is searching for a new, professional and experienced investment manager. We expect to have that change effective by April of this year.

Ameritor Financial Corporation will continue to serve as the Transfer Agent and Investment Advisor to the Fund. The Corporation has undertaken aggressive and systematic reductions of operating costs that are intended to benefit the shareholders. In addition to day-to-day management and staff changes, the offices of Ameritor Security Trust as well as Ameritor Financial Corporation have relocated to 4400 MacArthur Boulevard, Suite 301,

(/1/)Total Return for the six month period 7/1/99 to 12/31/99 23.70%; total return for the year 1/1/99 to 12/31/99 42.25%; total return 5 years 156.92%; Total return 10 years 192.98%. Past performance is not predic-tive of future performance.

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Washington, D.C. 20007-2521. The new phone number is (202) 625-6000 extension
21 for Shareholder Services, or you may reach us toll free at (800) 424-8570. Please make note of the new address and telephone number for future reference.

I look forward to working toward continued and enhanced appreciation of your investments, lower operating costs and as a consequence, striving for a higher shareholder return in future years.

                                         Sincerely,
                                         /s/ John J. Turner
                                         John J. Turner
                                         President


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                            AMERITOR SECURITY TRUST
                            Portfolio of Investments
                               December 31, 1999

                                                                       Value
                                                              Shares  (Note 1)
                                                              ------ ----------
    COMMON STOCKS -- 100%

Computer Equipment -- 6.0%
  Hewlett Packard............................................  3,000 $  342,375
                                                                     ----------
                                     Total Computer Equipment           342,375
                                                                     ----------
Computer Software -- 22.0%
  Microsoft Corporation (a).................................. 11,500  1,342,625
                                                                     ----------
                                      Total Computer Software         1,342,625
                                                                     ----------
Computer Systems Design -- 25.3%
  Sun Microsystems (a)....................................... 20,000  1,548,750
                                                                     ----------
                                Total Computer Systems Design         1,548,750
                                                                     ----------
Motor Vehicles -- 3.9%
  Ford Motor Company.........................................  4,500    239,906
                                                                     ----------
                                         Total Motor Vehicles           239,906
                                                                     ----------
Residential Mortgages -- 2.0%
  FNMA.......................................................  2,000    124,875
                                                                     ----------
                                  Total Residential Mortgages           124,875
                                                                     ----------
Semiconductor -- 19.5%
  Intel Corporation.......................................... 14,500  1,193,531
                                                                     ----------
                                          Total Semiconductor         1,193,531
                                                                     ----------
Telecom Mfg. -- 7.3%
  Lucent Technologies Inc....................................  6,000    448,875
                                                                     ----------
                                            Total Telecom Mfg           448,875
                                                                     ----------
Telephone Services -- 14.3%
  MCI Worldcom Inc (a)....................................... 16,500    875,532
                                                                     ----------
                                     Total Telephone Services           875,532
                                                                     ----------
  Total Portfolio of Investments (Cost $1,606,631)...........        $6,116,469
                                                                     ==========

(a) Non-income producing security.

    The accompanying notes are an integral part of the financial statements

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                            AMERITOR SECURITY TRUST
                      Statement of Assets and Liabilities
                               December 31, 1999
                                  (Unaudited)

Assets:
  Investments at value (Cost $1,606,631) (Note 1).................  $ 6,116,469
  Cash and cash equivalents (Note 1)..............................       39,349
  Due from affiliate (Note 4).....................................       15,860
  Receivable -- Securities Sold...................................       70,413
  Dividends receivable............................................          480
  Interest receivable.............................................          191
                                                                    -----------
   Total Assets...................................................    6,242,762
                                                                    -----------
Liabilities:
  Accounts payable and accrued expenses...........................       18,857
  Investment advisory and service fees payable (Note 4)...........        6,556
  Other payable to affiliate (Note 4).............................        5,923
  Payable for trust shares redeemed...............................       45,630
                                                                    -----------
   Total Liabilities..............................................       76,966
                                                                    -----------
Net Assets........................................................  $ 6,165,796
                                                                    ===========
Net assets consist of:
  Accumulated net investment loss.................................  $(6,061,930)
  Unrealized appreciation of investments..........................    4,509,837
  Accumulated net realized gains from security transactions.......      394,940
  Paid-in capital.................................................    7,322,949
                                                                    -----------
                                                                    $ 6,165,796
                                                                    ===========
Net asset value, offering price and redemption price per share
     ($6,165,796 divided by 3,695,798 shares of no par value trust
     shares)......................................................  $      1.67
                                                                    ===========

    The accompanying notes are an integral part of the financial statements

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                            AMERITOR SECURITY TRUST
                            Statement of Operations
                     For the period ended December 31, 1999
                                  (Unaudited)

Investment Income:
  Dividends.................................................  $7,544
  Interest..................................................   1,703
                                                              ------
   Total Income.............................................         $    9,247
                                                                     ----------
Expenses:
  Salaries and employee benefits (Note 4)...................  69,033
  Investment advisory fee (Note 4)..........................  26,674
  Professional fees.........................................  41,124
  Shareholder servicing fee (Note 4)........................  12,080
  Rent (Note 4).............................................  20,670
  Custodian fees............................................   1,394
  Computer services (Note 4)................................  18,100
  Reports to shareholders...................................   6,141
  Trustees' fees and expenses (Note 4)......................   4,034
  Miscellaneous.............................................   9,156
                                                              ------
   Total expenses...........................................            208,406
                                                                     ----------
   Net investment loss......................................           (199,159)
                                                                     ----------
Realized and Unrealized Gain/(Loss) on Investments (Notes 1
  and 3):
  Net realized gain from investment transactions............            285,271
  Change in unrealized appreciation of investments..........          1,091,679
                                                                     ----------
  Net gain on investments...................................          1,376,950
                                                                     ----------
  Net increase in net assets resulting from operations......         $1,177,791
                                                                     ==========

    The accompanying notes are an integral part of the financial statements

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                            Ameritor Security Trust
                      Statements of Changes in Net Assets

                               For the six months  For the year   For the year
                               ended December 31, ended June 30, ended June 30,
                                   1999/(1)/           1999           1998
                               ------------------ -------------- --------------
Increase (decrease) in net
  assets from operations:
 Net investment loss..........     $ (199,159)      $ (309,465)   $  (372,085)
 Net realized gain from
   investment transactions....        285,271          109,570        821,134
 Change in unrealized
   appreciation of
   investments................      1,091,679        1,934,937        320,395
                                   ----------       ----------    -----------
 Net increase in net assets
   resulting from operations..      1,177,791        1,735,042        769,444
Decrease in net assets from
  trust share transactions
  (Note 2)....................       (181,134)        (469,200)    (1,263,131)
                                   ----------       ----------    -----------
 Decrease in net assets.......        996,657        1,265,842       (493,687)
Net assets at beginning of
  period......................      5,169,139        3,903,297      4,396,984
                                   ----------       ----------    -----------
Net assets at end of period,
  including accumulated net
  investment loss of
  $6,061,930, $5,862,773 and
  $5,553,307..................     $6,165,796       $5,169,139    $ 3,903,297
                                   ==========       ==========    ===========

/(1)/Unaudited

    The accompanying notes are an integral part of the financial statements

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                            Ameritor Security Trust
                              Financial Highlights

                            For the
                           six month       For the years ended              For the period
                          period ended          June 30,                   October 1, 1994
                          December 31, ---------------------------------   through June 30,
                          1999/(1)/ **  1999     1998     1997     1996         1995*
                          ------------ ------   ------   ------   ------   ----------------
Per Share Operating
  Performance:
 Net asset value,
   beginning of period..     $ 1.35    $  .93   $  .76   $  .70   $  .73        $  .72
                             ------    ------   ------   ------   ------        ------
 Net investment income
   (loss)...............       (.05)     (.22)    (.09)    (.11)    (.17)         (.03)
 Net realized and
   unrealized gain
   (loss) on
   investments..........        .37       .64      .26      .17      .14           .04
                             ------    ------   ------   ------   ------        ------
  Total from Investment
    operations..........        .32       .42      .17      .06     (.03)          .01
Dividends and
  distributions paid:
 From realized gains....        --        --       --       --       --            --
 From net investment
   income...............        --        --       --       --       --            --
 From capital...........        --        --       --       --       --            --
                             ------    ------   ------   ------   ------        ------
  Total distributions...        --        --       --       --       --            --
                             ------    ------   ------   ------   ------        ------
 Net asset value, end of
   period...............     $ 1.67    $ 1.35   $  .93   $  .76   $  .70        $  .73
                             ======    ======   ======   ======   ======        ======
Ratio/Supplemental Data:
 Total Return...........      23.70%    46.33%   21.40%    8.89%   (4.38)%        1.85%**
 Ratio of expenses to
   avg. net assets......       3.38%     7.24%    9.85%   12.42%    8.14%         8.17%**
 Ratio of net investment
   income (loss) to
   average net assets...      (3.23)%   (6.76)%  (8.95)% (11.82)%  (7.48)%       (7.23)%**
 Portfolio turnover.....          0%        0%      48%     193%     231%          505%**
 Net Assets, end of
   period (000's).......     $6,166    $5,169   $3,903   $4,397   $4,581        $5,735

/(1)/Unaudited
*    Fund's fiscal year-end was changed to June 30.
**   Annualized

    The accompanying notes are an integral part of the financial statements.

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                            Ameritor Security Trust
                       Financial Highlights -- continued

                                     For the years ended
                                         September 30
                          ----------------------------------------------------
                           1994     1993     1992     1991     1990     1989
                          ------   ------   ------   ------   ------   -------
Per Share Operating
  Performance:
 Net asset value,
   beginning of period..  $  .87   $  .64   $  .67   $  .57   $  .84   $   .60
                          ------   ------   ------   ------   ------   -------
 Net investment income
   (loss)...............    (.08)    (.05)    (.05)    (.02)    (.03)
 Net realized and
   unrealized gain
   (loss) on
   investments..........    (.07)     .28      --       .12     (.24)      .27
                          ------   ------   ------   ------   ------   -------
  Total from Investment
    operations..........    (.15)     .23     (.03)     .10     (.27)      .27
Dividends and
  distributions paid:
 From realized gains....              --       --       --       --        --
 From net investment
   income...............     --       --       --       --       --       (.03)
 From capital...........     --       --       --       --       --
                          ------   ------   ------   ------   ------   -------
  Total distributions...     --       --       --       --       --        --
                          ------   ------   ------   ------   ------   -------
Net asset value, end of
  period................  $  .72   $  .87   $  .64   $  .67   $  .57   $   .84
                          ======   ======   ======   ======   ======   =======
Ratio/Supplemental Data:
 Total Return...........  (17.24)%  35.94%   (4.47)%  17.51%  (32.27)%   47.50%
 Ratio of expenses to
   avg. net assets......    7.76%    5.79%    6.92%    7.16%    6.08%     6.65%
 Ratio of net investment
   income (loss) to
   average net assets...   (6.09)%  (4.63)%  (5.14)%  (3.29)%  (4.54)%    (.24)%
 Portfolio turnover.....     241%     300%     301%     267%      87%      208%
 Net Assets, end of
   period (000's).......  $6,307   $8,844   $7,254   $8,539   $8,392   $16,035

    The accompanying notes are an integral part of the financial statements.

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Performance Graph

  The following graph provides a comparison of the change in the value of a $10,000 investment in the Fund and same investment in the S & P 500 Index for each fiscal year from October 1, 1989 to September 30, 1994, the nine month pe-riod ended June 30, 1995, the fiscal years from July 1, 1995 to June 30, 1999 and the six month period ending December 31, 1999.


                                    [GRAPH]
TOTAL RETURNS VS S&P 500 INDEX

Average Annual Return

 1 year        46.33%
 5 year        13.40%
10 year         5.72%

                           Ameritor Security          S & P 500
          Date                  Trust**             Index* & ***
          ----             -----------------        ------------
         Oct-88                  10,000                10,000
         Sep-89                  14,750                13,297
         Sep-90                   9,990                12,070
         Sep-91                  11,739                15,832
         Sep-92                  11,214                17,582
         Sep-93                  15,237                19,867
         Sep-94                  12,611                20,598
         Sep-95                  12,786                24,757
         Sep-96                  12,226                31,194
         Sep-97                  13,313                42,015
         Sep-98                  16,162                54,687
         Sep-99                  23,659                67,134
         Dec-99/(1)/             36,416                80,158


/(1)/Unaudited
*    Past Performance is not predictive of future performance.
**   Not annualized. The Fund's fiscal year was changed to June 30 in 1995.
***  S & P 500 Index is adjusted to reflect the reinvestment of dividends.


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                            AMERITOR SECURITY TRUST

Notes to Financial Statements

1. Organization and significant accounting policies
  Ameritor Security Trust, formerly Steadman Security Trust, (the Fund) is registered under the Investment Company act of 1940, as amended, as a non-di-versified, open-end investment company. The Fund has not been accepting new subscriptions for shares since November 1996.
  The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclo-sure of contingent assets and liabilities at the date of the financial state-ments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and significant changes to estimates could occur in the near term. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Cash and cash equivalents
  Management defines cash equivalents as investments that mature in three months or less when acquired. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

Security valuation
  Investments in securities traded on a national securities exchange are val-ued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

Security transactions and investment income
  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and ex-penses are recorded on the accrual basis.

Income taxes
  The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby de-ferred tax assets and

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                            AMERITOR SECURITY TRUST

liabilities arise from the tax effect of temporary differences between the fi-nancial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

2. Trust shares
  The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                          For the period ended        For the year            For the year
                         December 31, 1999(/1/)    ended June 30, 1999    ended June 30, 1998
                         ------------------------  --------------------  -----------------------
                           Shares       Amounts     Shares     Amount      Shares      Amount
                         -----------  -----------  ---------  ---------  ----------  -----------
Shares sold.............       --0--  $     --0--      --0--  $   --0--       --0--  $     --0--
Shares redeemed.........    (120,946)    (469,200)  (400,392)  (469,200) (1,550,896)  (1,263,131)
                         -----------  -----------  ---------  ---------  ----------  -----------
Net decrease............    (120,946)    (469,200)  (400,392)  (469,200) (1,550,896)  (1,263,131)
                         ===========  ===========  =========  =========  ==========  ===========
Shares outstanding:
Beginning of period.....   3,816,744               4,217,136              5,768,032
                         -----------               ---------             ----------
End of period...........   3,695,798               3,816,744              4,217,136
                         ===========               =========             ==========

(/1/)Unaudited

3. Purchase and sales of securities
  During this six month period ended December 31, 1999, purchases and proceeds from sales of investment securities aggregated $748,000. Net unrealized appre-ciation of investments aggregated $3,418,159, all of which relates to gross unrealized appreciation where there is an excess of value over tax cost.

4. Investment advisory and transactions with affiliates
  Ameritor Financial Corporation (AFC), formerly Steadman Security Corpora-tion, an affiliate, has provided advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement AFC will continue to provide the same services it pro-vided under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of

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                            AMERITOR SECURITY TRUST

delegated services. (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per account.
  AFC also received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund, for rent and for computer program-ming services. As of June 30, 1999, the Fund had reimbursed AFC $15,860 in ex-cess of amounts owed.
  Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

5. Federal income taxes
  In the fiscal year ended June 30, 1999, the Fund did not meet the asset di-versification requirements applicable to regulated investment companies. Thus, the Fund did not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. However, the Fund had a net investment loss in fiscal year ended June 30, 1999; therefore, no income tax provision is re-quired. A full valuation allowance was provided for net deferred tax assets, totaling approximately $591,000 at June 30, 1999, which arise principally from net operating loss carryforwards and capital carryforwards available for in-come tax purposes.
  For income tax purposes, the fund has net operating loss carryforwards ap-proximating $4,974,000 which are available to offset future net operating in-come in non-qualifying years, if any, which expire as follows: (2000) $11,000;
(2001) $499,000; (2003) $328,000; (2004) $476,000; (2005) $534,000; (2006)
$324,000; (2007) $381,000; (2008) $539,000; (2009) $437,000; (2010) $287,000;
(2011) $401,000; (2012) $543,000; (2013) $0; and (2014) $214,000.


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AMERITOR SECURITY TRUST
4400 MacArthur Blvd, #301
Washington, D.C. 20007-2521
1-800-424-8570
202-625-6000 Washington, D.C. area

Transfer Agent
Ameritor Financial Corporation
4400 MacArthur Blvd, #301
Washington, D.C. 20007-2521

Custodian
Crestar Bank, N.A.
1445 New York Ave., N.W.
Washington, D.C. 20005

Independent Accountants
Reznick Fedder & Silverman P.C.
4520 East West Highway
Bethesda, Maryland 20814

For more information about
Ameritor Security Trust,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-625-6000 Washington, D.C. area